Accounting policies - Impairment of financial assets - Thresholds (Details)	12 Months Ended
Dec. 31, 2021
Commercial loans to large enterprises | Lifetime PD band, Less than or equal to 0.01178
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.06%
Commercial loans to large enterprises | Lifetime PD band, 0.01178 - 0.01349
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.16%
Commercial loans to large enterprises | Lifetime PD band, 0.01349 - 0.05377
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.25%
Commercial loans to large enterprises | Lifetime PD band, Greater than 0.05377
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.35%
Commercial loans to real estate | Lifetime PD band, Less than or equal to 0.00683
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.04%
Commercial loans to real estate | Lifetime PD band, 0.00683 - 0.00944
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.16%
Commercial loans to real estate | Lifetime PD band, Greater than 0.00944
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.27%
Commercial loans (SMEs) | Lifetime PD band, Less than or equal to 0.01660
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.08%
Commercial loans (SMEs) | Lifetime PD band, 0.01660 - 0.02135
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.13%
Commercial loans (SMEs) | Lifetime PD band, 0.02135 - 0.03718
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.15%
Commercial loans (SMEs) | Lifetime PD band, 0.03718 - 0.06932
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.16%
Commercial loans (SMEs) | Lifetime PD band, 0.06932 - 0.11089
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.21%
Commercial loans (SMEs) | Lifetime PD band, 0.11089 - 0.14153
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.24%
Commercial loans (SMEs) | Lifetime PD band, 0.14153 - 0.16235
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.28%
Commercial loans (SMEs) | Lifetime PD band, 0.16235 - 0.25103
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.29%
Commercial loans (SMEs) | Lifetime PD band, Greater than 0.25103
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.31%
Securitized mortgage assets | Lifetime PD band, Less than or equal to 0.04077
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.11%
Securitized mortgage assets | Lifetime PD band, 0.04077 - 0.05573
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.14%
Securitized mortgage assets | Lifetime PD band, 0.05573 - 0.06676
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.18%
Securitized mortgage assets | Lifetime PD band, 0.06676 - 0.12477
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.20%
Securitized mortgage assets | Lifetime PD band, 0.12477 - 0.15225
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.22%
Securitized mortgage assets | Lifetime PD band, Greater than 0.15225
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.24%
Installment loans to individuals - Revolving consumer credit cards loans | Lifetime PD band, Less than or equal to 0.00953
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.10%
Installment loans to individuals - Revolving consumer credit cards loans | Lifetime PD band, 0.00953 - 0.01147
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.11%
Installment loans to individuals - Revolving consumer credit cards loans | Lifetime PD band, 0.01147 - 0.02353
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.16%
Installment loans to individuals - Revolving consumer credit cards loans | Lifetime PD band, 0.02353 - 0.02900
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.23%
Installment loans to individuals - Revolving consumer credit cards loans | Lifetime PD band, 0.02900 - 0.04120
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.26%
Installment loans to individuals - Revolving consumer credit cards loans | Lifetime PD band, 0.04120 - 0.05442
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.30%
Installment loans to individuals - Revolving consumer credit cards loans | Lifetime PD band, 0.05442 - 0.06950
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.34%
Installment loans to individuals - Revolving consumer credit cards loans | Lifetime PD band, Greater than 0.06950
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.38%
Non-revolving consumer loans (payroll loans) | Lifetime PD band, Less than or equal to 0.10109
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.15%
Non-revolving consumer loans (payroll loans) | Lifetime PD band, 0.10109 ? 0.13383
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.22%
Non-revolving consumer loans (payroll loans) | Lifetime PD band, 0.13383 - 0.15909
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.24%
Non-revolving consumer loans (payroll loans) | Lifetime PD band, 0.15909 - 0.19360
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.25%
Non-revolving consumer loans (payroll loans) | Lifetime PD band, 0.19360 - 0.21380
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.27%
Non-revolving consumer loans (payroll loans) | Lifetime PD band, 0.21380 - 0.24165
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.29%
Non-revolving consumer loans (payroll loans) | Lifetime PD band, 0.24165 - 0.26122
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.31%
Non-revolving consumer loans (payroll loans) | Lifetime PD band, Greater than 0.26122
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.32%
Non-revolving consumer loans (personal loans) | Lifetime PD band, Less than or equal to 0.14306
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.16%
Non-revolving consumer loans (personal loans) | Lifetime PD band, 0.14306 - 0.19274
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.20%
Non-revolving consumer loans (personal loans) | Lifetime PD band, 0.19274 - 0.24346
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.24%
Non-revolving consumer loans (personal loans) | Lifetime PD band, 0.24346 - 0.25868
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.28%
Non-revolving consumer loans (personal loans) | Lifetime PD band, 0.25868 - 028734
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.31%
Non-revolving consumer loans (personal loans) | Lifetime PD band, 0.28734 - 0.33463
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.33%
Non-revolving consumer loans (personal loans) | Lifetime PD band, Greater than 0.33463
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.36%